Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Allocation of net loss - basic		$ (3,786,000)			$ (2,192,000)			$ (15,735,000)	$ (21,909,000)		$ (37,192,000)	$ (77,535,000)
Denominator:
Weighted average shares outstanding, basic		60,840			39,043			57,072	39,009	39,027	38,571	37,856
Weighted average shares outstanding, diluted		60,840			39,043			57,072	39,009	39,027	38,571	37,856
Basic net loss per share		$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Diluted net loss per share		$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
890 5TH AVENUE PARTNERS, INC.
Denominator:
Weighted average shares outstanding, basic	[1]					6,250,000
Weighted average shares outstanding, diluted						6,250,000
Basic net loss per share						$ 0.00
Diluted net loss per share						$ 0.00
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Numerator:
Allocation of net loss - basic		$ (333,219)						$ (2,930,445)
Allocation of net loss - diluted		$ (333,219)						$ (2,930,445)
Denominator:
Weighted average shares outstanding, basic		29,527,500	29,527,500	25,262,417			27,406,740	28,121,429
Weighted average shares outstanding, diluted		29,527,500	29,527,500	25,262,417			27,406,740	28,121,429
Basic net loss per share		$ (0.01)	$ (0.12)	$ 0.03			$ (0.09)	$ (0.10)
Diluted net loss per share		$ (0.01)	$ (0.12)	$ 0.03			$ (0.09)	$ (0.10)
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Numerator:
Allocation of net loss - basic		$ (81,111)						$ (744,334)
Allocation of net loss - diluted		$ (81,111)						$ (744,334)
Denominator:
Weighted average shares outstanding, basic		7,187,500	7,187,500	7,052,083			7,120,166	7,142,857
Weighted average shares outstanding, diluted		7,187,500	7,187,500	7,187,500			7,120,166	7,142,857
Basic net loss per share		$ (0.01)	$ (0.12)	$ 0.03			$ (0.09)	$ (0.10)
Diluted net loss per share		$ (0.01)	$ (0.12)	$ 0.03			$ (0.09)	$ (0.10)

[1]	This number excludes an aggregate of up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.